Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 3 — INVENTORIES

Inventories consisted of the following:

	September 30, 2025	December 31, 2024
Finished Goods	$444,981	$461,254
Work-in-Process	1,073,154	936,181
Raw Materials	762,135	1,074,132
Total Inventory	$2,280,270	$2,471,567

NOTE 3 — INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2024	2023
Finished Goods	$461,254	$531,302
Work-in-Process	936,181	989,712
Raw Materials	1,074,132	1,235,336
Total Inventory	$2,471,567	$2,756,350